American Funds Insurance Series® - Portfolio
Series
American Funds® Global Growth Portfolio
Investment portfolio
September 30, 2022
unaudited
Growth funds 80.07%	Shares	Value (000)
American Funds Insurance Series - Global Growth Fund, Class 1	636,218	$17,203
American Funds Insurance Series - Growth Fund, Class 1	153,772	11,495
American Funds Insurance Series - Global Small Capitalization Fund, Class 1[1]	584,753	8,619
American Funds Insurance Series - International Fund, Class 1	419,794	5,797
American Funds Insurance Series - New World Fund, Class 1	141,491	2,901
Total growth funds (cost: $60,581,000)		46,015
Growth-and-income funds 20.02%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	1,093,652	11,505
Total growth-and-income funds (cost: $14,623,000)		11,505
Total investment securities 100.09% (cost: $75,204,000)		57,520
Other assets less liabilities (0.09)%		(52)
Net assets 100.00%		$57,468
Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 80.07%
American Funds Insurance Series - Global Growth Fund, Class 1	$25,184	$3,712	$929	$(154)	$(10,610)	$17,203	$48	$2,268
American Funds Insurance Series - Growth Fund, Class 1	16,742	3,399	1,446	(388)	(6,812)	11,495	20	1,931
American Funds Insurance Series - Global Small Capitalization Fund, Class 1[1]	12,680	4,344	418	(142)	(7,845)	8,619	—	3,329
American Funds Insurance Series - International Fund, Class 1	8,437	1,377	665	(142)	(3,210)	5,797	32	900
American Funds Insurance Series - New World Fund, Class 1	4,217	458	250	(56)	(1,468)	2,901	17	300
						46,015
Growth-and-income funds 20.02%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	16,853	3,777	1,839	(71)	(7,215)	11,505	78	2,897
Total 100.09%				$(953)	$(37,160)	$57,520	$195	$11,625
[1]	Fund did not produce income during the last 12 months.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Portfolio Series — Page 1 of 13

American Funds® Growth and Income Portfolio
Investment portfolio
September 30, 2022
unaudited
Growth funds 9.74%	Shares	Value (000)
American Funds Insurance Series - Growth Fund, Class 1	391,557	$29,269
Total growth funds (cost: $30,345,000)		29,269
Growth-and-income funds 39.57%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	5,659,164	59,534
American Funds Insurance Series - Growth-Income Fund, Class 1	1,289,099	59,350
Total growth-and-income funds (cost: $147,351,000)		118,884
Asset allocation funds 9.93%
American Funds Insurance Series - Asset Allocation Fund, Class 1	1,440,889	29,841
Total asset allocation funds (cost: $40,800,000)		29,841
Equity-income funds 9.96%
American Funds Insurance Series - Capital Income Builder, Series 1	2,991,256	29,912
Total equity-income funds (cost: $29,024,000)		29,912
Fixed income funds 30.89%
American Funds Insurance Series - The Bond Fund of America, Class 1	9,799,007	92,797
Total fixed income funds (cost: $110,099,000)		92,797
Total investment securities 100.09% (cost: $357,619,000)		300,703
Other assets less liabilities (0.09)%		(267)
Net assets 100.00%		$300,436
American Funds Insurance Series — Portfolio Series — Page 2 of 13

unaudited
Investments in affiliates1

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized loss (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 9.74%
American Funds Insurance Series - Growth Fund, Class 1	$37,645	$10,671	$1,769	$(467)	$(16,811)	$29,269	$49	$4,750
Growth-and-income funds 39.57%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	75,361	21,433	1,435	(539)	(35,286)	59,534	396	14,711
American Funds Insurance Series - Growth-Income Fund, Class 1	75,346	11,363	2,296	(353)	(24,710)	59,350	206	6,454
						118,884
Asset allocation funds 9.93%
American Funds Insurance Series - Asset Allocation Fund, Class 1	37,647	3,591	141	(38)	(11,218)	29,841	147	3,432
Equity-income funds 9.96%
American Funds Insurance Series - Capital Income Builder, Series 1	37,800	764	2,169	(9)	(6,474)	29,912	601	—
Fixed income funds 30.89%
American Funds Insurance Series - The Bond Fund of America, Class 1	113,219	8,865	11,916	(1,114)	(16,257)	92,797	582	1,144
Total 100.09%				$(2,520)	$(110,756)	$300,703	$1,981	$30,491
[1]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
American Funds Insurance Series — Portfolio Series — Page 3 of 13

American Funds® Managed Risk Growth Portfolio
Investment portfolio
September 30, 2022
unaudited
Growth funds 54.39%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	6,228,135	$465,553
American Funds Insurance Series – Global Growth Fund, Class 1	8,608,601	232,777
American Funds Insurance Series – Global Small Capitalization Fund, Class 1[1]	10,534,676	155,281
Total growth funds (cost: $1,160,346,000)		853,611
Growth-and-income funds 19.78%
American Funds Insurance Series – Growth-Income Fund, Class 1	5,055,964	232,776
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	6,739,632	77,641
Total growth-and-income funds (cost: $361,644,000)		310,417
Fixed income funds 18.30%
American Funds Insurance Series – The Bond Fund of America, Class 1	30,327,087	287,197
Total fixed income funds (cost: $323,676,000)		287,197
Short-term securities 3.40%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94%[2]	53,311,789	53,312
Total short-term securities (cost: $53,312,000)		53,312
Options purchased 0.61%
Options purchased*		9,530
Total options purchased (cost: $5,517,000)		9,530
Total investment securities 96.48% (cost: $1,904,495,000)		1,514,067
Other assets less liabilities 3.52%		55,292
Net assets 100.00%		$1,569,359
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2022 (000)
S&P 500 Index	40	USD14,343	USD2,650.00	12/16/2022	$70
S&P 500 Index	230	82,470	2,675.00	12/16/2022	421
S&P 500 Index	50	17,928	2,725.00	12/16/2022	100
S&P 500 Index	260	93,226	2,700.00	3/17/2023	1,217
S&P 500 Index	520	186,452	2,800.00	3/17/2023	2,922
American Funds Insurance Series — Portfolio Series — Page 4 of 13

unaudited
*Options purchased  (continued)

Put  (continued)
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2022 (000)
S&P 500 Index	390	USD139,839	USD2,850.00	3/17/2023	$2,387
S&P 500 Index	365	130,875	2,900.00	3/17/2023	2,413
					$9,530
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	1,009	December 2022	USD108,475	$(3,656)
Nikkei 225 Index Contracts	Short	64	December 2022	(11,451)	536
Japanese Yen Currency Contracts	Short	138	December 2022	(12,012)	55
FTSE 100 Index Contracts	Short	235	December 2022	(17,952)	1,458
British Pound Currency Contracts	Short	282	December 2022	(19,707)	447
Russell 2000 Mini Index Contracts	Short	390	December 2022	(32,561)	3,077
S&P Mid 400 E-mini Index Contracts	Short	262	December 2022	(57,855)	5,856
Mini MSCI Emerging Market Index Contracts	Short	1,333	December 2022	(58,085)	6,122
Euro Stoxx 50 Index Contracts	Short	1,924	December 2022	(61,896)	5,387
Euro Currency Contracts	Short	554	December 2022	(68,291)	993
S&P 500 E-mini Index Contracts	Short	2,775	December 2022	(499,708)	52,202
					$72,477
American Funds Insurance Series — Portfolio Series — Page 5 of 13

unaudited
Investments in affiliates3

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 54.39%
American Funds Insurance Series – Growth Fund, Class 1	$594,971	$483,127	$351,642	$(11,564)	$(249,339)	$465,553	$753	$73,126
American Funds Insurance Series – Global Growth Fund, Class 1	298,430	160,738	94,969	(31,040)	(100,382)	232,777	608	28,510
American Funds Insurance Series – Global Small Capitalization Fund, Class 1[1]	198,324	165,680	78,459	(3,912)	(126,352)	155,281	—	55,512
						853,611
Growth-and-income funds 19.78%
American Funds Insurance Series – Growth-Income Fund, Class 1	298,430	132,110	103,116	25,252	(119,900)	232,776	779	24,366
American Funds Insurance Series – Washington Mutual Investors Fund, Class 1	100,106	48,177	35,450	6,899	(42,091)	77,641	389	18,483
						310,417
Fixed income funds 18.30%
American Funds Insurance Series – The Bond Fund of America, Class 1	398,536	190,112	242,698	(38,370)	(20,383)	287,197	1,849	3,634
Total 92.47%				$(52,735)	$(658,447)	$1,451,225	$4,378	$203,631
[1]	Fund did not produce income during the last 12 months.
[2]	Rate represents the seven-day yield at 9/30/2022.
[3]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Key to abbreviation
USD = U.S. dollars
American Funds Insurance Series — Portfolio Series — Page 6 of 13

American Funds® Managed Risk Growth and Income Portfolio
Investment portfolio
September 30, 2022
unaudited
Growth funds 9.96%	Shares	Value (000)
American Funds Insurance Series – Growth Fund, Class 1	1,656,909	$123,854
Total growth funds (cost: $155,213,000)		123,854
Growth-and-income funds 49.74%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	29,410,962	309,403
American Funds Insurance Series – Growth-Income Fund, Class 1	6,720,315	309,403
Total growth-and-income funds (cost: $799,720,000)		618,806
Asset allocation funds 4.98%
American Funds Insurance Series – Asset Allocation Fund, Class 1	2,990,196	61,927
Total asset allocation funds (cost: $80,720,000)		61,927
Equity-income funds 14.92%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	18,566,514	185,665
Total equity-income funds (cost: $197,032,000)		185,665
Fixed income funds 13.44%
American Funds Insurance Series – The Bond Fund of America, Class 1	17,649,939	167,145
Total fixed income funds (cost: $187,305,000)		167,145
Short-term securities 3.07%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94%[1]	38,120,726	38,121
Total short-term securities (cost: $38,121,000)		38,121
Options purchased 0.59%
Options purchased*		7,369
Total options purchased (cost: $4,810,000)		7,369
Total investment securities 96.70% (cost: $1,462,921,000)		1,202,887
Other assets less liabilities 3.30%		41,103
Net assets 100.00%		$1,243,990
American Funds Insurance Series — Portfolio Series — Page 7 of 13

unaudited
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2022 (000)
S&P 500 Index	90	USD32,271	USD2,375.00	12/16/2022	$90
S&P 500 Index	20	7,171	2,500.00	12/16/2022	26
S&P 500 Index	90	32,271	2,575.00	12/16/2022	134
S&P 500 Index	105	37,649	2,650.00	12/16/2022	183
S&P 500 Index	170	60,955	2,675.00	12/16/2022	311
S&P 500 Index	70	25,099	2,725.00	12/16/2022	141
S&P 500 Index	100	35,856	2,700.00	3/17/2023	468
S&P 500 Index	300	107,569	2,800.00	3/17/2023	1,686
S&P 500 Index	405	145,218	2,850.00	3/17/2023	2,479
S&P 500 Index	280	100,397	2,900.00	3/17/2023	1,851
					$7,369
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	924	December 2022	USD99,337	$(2,121)
Russell 2000 Mini Index Contracts	Short	56	December 2022	(4,675)	452
Nikkei 225 Index Contracts	Short	70	December 2022	(12,525)	595
Japanese Yen Currency Contracts	Short	153	December 2022	(13,318)	61
FTSE 100 Index Contracts	Short	316	December 2022	(24,140)	1,939
British Pound Currency Contracts	Short	380	December 2022	(26,555)	599
S&P Mid 400 E-mini Index Contracts	Short	159	December 2022	(35,110)	3,640
Mini MSCI Emerging Market Index Contracts	Short	982	December 2022	(42,791)	4,247
Euro Stoxx 50 Index Contracts	Short	1,709	December 2022	(54,979)	4,796
Euro Currency Contracts	Short	513	December 2022	(63,237)	871
S&P 500 E-mini Index Contracts	Short	2,068	December 2022	(372,395)	39,530
					$54,609
American Funds Insurance Series — Portfolio Series — Page 8 of 13

unaudited
Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 9.96%
American Funds Insurance Series – Growth Fund, Class 1	$152,822	$147,485	$107,840	$(12,880)	$(55,733)	$123,854	$202	$19,581
Growth-and-income funds 49.74%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	382,784	251,662	147,740	16,294	(193,597)	309,403	1,963	72,892
American Funds Insurance Series – Growth-Income Fund, Class 1	382,784	218,530	168,136	37,797	(161,572)	309,403	1,033	32,314
						618,806
Asset allocation funds 4.98%
American Funds Insurance Series – Asset Allocation Fund, Class 1	77,139	25,195	18,056	(3,006)	(19,345)	61,927	293	6,848
Equity-income funds 14.92%
American Funds Insurance Series – Capital Income Builder Fund, Class 1	229,961	61,166	67,237	13,928	(52,153)	185,665	3,588	—
Fixed income funds 13.44%
American Funds Insurance Series – The Bond Fund of America, Class 1	229,961	119,393	147,337	(23,792)	(11,080)	167,145	1,126	2,213
Total 93.04%				$28,341	$(493,480)	$1,157,397	$8,205	$133,848
[1]	Rate represents the seven-day yield at 9/30/2022.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Key to abbreviation
USD = U.S. dollars
American Funds Insurance Series — Portfolio Series — Page 9 of 13

American Funds® Managed Risk Global Allocation Portfolio
Investment portfolio
September 30, 2022
unaudited
Growth funds 24.77%	Shares	Value (000)
American Funds Insurance Series – Global Growth Fund, Class 1	3,411,780	$92,255
Total growth funds (cost: $122,730,000)		92,255
Growth-and-income funds 19.83%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	7,018,193	73,831
Total growth-and-income funds (cost: $96,508,000)		73,831
Asset allocation funds 9.91%
American Funds Insurance Series – Asset Allocation Fund, Class 1	1,782,506	36,916
Total asset allocation funds (cost: $42,245,000)		36,916
Balanced funds 24.77%
American Funds Insurance Series – American Funds Global Balanced Fund, Class 1	8,078,331	92,255
Total balanced funds (cost: $105,379,000)		92,255
Fixed income funds 13.87%
American Funds Insurance Series – Capital World Bond Fund, Class 1	5,733,757	51,661
Total fixed income funds (cost: $63,416,000)		51,661
Short-term securities 3.07%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94%[1]	11,443,465	11,443
Total short-term securities (cost: $11,443,000)		11,443
Options purchased 0.63%
Options purchased*		2,340
Total options purchased (cost: $1,361,000)		2,340
Total investment securities 96.85% (cost: $443,082,000)		360,701
Other assets less liabilities 3.15%		11,750
Net assets 100.00%		$372,451
American Funds Insurance Series — Portfolio Series — Page 10 of 13

unaudited
*Options purchased

Put
Description	Number of contracts	Notional amount (000)	Exercise price	Expiration date	Value at 9/30/2022 (000)
S&P 500 Index	30	USD10,757	USD2,650.00	12/16/2022	$52
S&P 500 Index	55	19,721	2,675.00	12/16/2022	101
S&P 500 Index	20	7,171	2,725.00	12/16/2022	40
S&P 500 Index	35	12,550	2,700.00	3/17/2023	164
S&P 500 Index	95	34,063	2,800.00	3/17/2023	534
S&P 500 Index	145	51,991	2,850.00	3/17/2023	887
S&P 500 Index	85	30,478	2,900.00	3/17/2023	562
					$2,340
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	Value and unrealized (depreciation) appreciation at 9/30/2022 (000)
5 Year U.S. Treasury Note Futures	Long	215	December 2022	USD23,114	$(786)
Russell 2000 Mini Index Contracts	Short	21	December 2022	(1,753)	167
Nikkei 225 Index Contracts	Short	27	December 2022	(4,831)	231
Japanese Yen Currency Contracts	Short	59	December 2022	(5,136)	32
S&P Mid 400 E-mini Index Contracts	Short	32	December 2022	(7,066)	697
FTSE 100 Index Contracts	Short	117	December 2022	(8,938)	708
British Pound Currency Contracts	Short	140	December 2022	(9,783)	208
Mini MSCI Emerging Market Index Contracts	Short	514	December 2022	(22,398)	2,242
Euro Stoxx 50 Index Contracts	Short	932	December 2022	(29,983)	2,485
Euro Currency Contracts	Short	278	December 2022	(34,269)	439
S&P 500 E-mini Index Contracts	Short	442	December 2022	(79,593)	8,376
					$14,799
American Funds Insurance Series — Portfolio Series — Page 11 of 13

unaudited
Investments in affiliates2

	Value of affiliates at 1/1/2022 (000)	Additions (000)	Reductions (000)	Net realized (loss) gain (000)	Net unrealized depreciation (000)	Value of affiliates at 9/30/2022 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 24.77%
American Funds Insurance Series – Global Growth Fund, Class 1	$120,215	$85,094	$60,518	$(4,383)	$(48,153)	$92,255	$247	$11,561
Growth-and-income funds 19.83%
American Funds Insurance Series – Capital World Growth and Income Fund, Class 1	96,446	57,489	36,691	2,900	(46,313)	73,831	479	17,806
Asset allocation funds 9.91%
American Funds Insurance Series – Asset Allocation Fund, Class 1	47,995	15,204	12,705	583	(14,161)	36,916	178	4,164
Balanced funds 24.77%
American Funds Insurance Series – American Funds Global Balanced Fund, Class 1	120,215	27,371	29,265	85	(26,151)	92,255	—	568
Fixed income funds 13.87%
American Funds Insurance Series – Capital World Bond Fund, Class 1	72,221	33,092	36,795	(7,739)	(9,118)	51,661	181	987
Total 93.15%				$(8,554)	$(143,896)	$346,918	$1,085	$35,086
[1]	Rate represents the seven-day yield at 9/30/2022.
[2]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
Key to abbreviation
USD = U.S. dollars
American Funds Insurance Series — Portfolio Series — Page 12 of 13

unaudited
Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. The net asset value per share of each fund and each underlying fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The State Street Institutional U.S. Government Money Market Fund held by the managed risk funds is managed to maintain a $1.00 net asset value per share. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of option contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $1,117,937,000, $992,434,000 and $264,311,000, respectively. The average month-end notional amount of futures contracts while held by Managed Risk Growth Portfolio, Managed Risk Growth and Income Portfolio and Managed Risk Global Allocation Portfolio was $992,851,000, $1,175,587,000 and $406,999,000, respectively.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment.
At September 30, 2022, all of the investments held by each fund were classified as Level 1.
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com. Fund shares offered through American Funds Distributors, Inc.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2022 Capital Group. All rights reserved.
INGEFP3-875-1122O-S89753	American Funds Insurance Series — Portfolio Series — Page 13 of 13